Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings
Schedule of borrowings

	December 31,	December 31,
	2020	2019
	(€ in thousands)
Innovation credit	2,770	7,191
Accrued interest on innovation credit	307	3,124
Convertible loans	13,812	2,473
Accrued interest on convertible loans	435	264
Total borrowings	17,324	13,052
Current portion	(1,135)	(343)
Total non-current borrowings	16,189	12,709